Segmented information (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of segment reporting

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended February 28, 2022:

Three months ended	Gaming	Media	Corporate and Other	August 31, 2021 Total
	$	$	$	$
Revenue
External sales	592,182	8,672,879	-	9,265,061

Results
Segment loss	(3,094,715)	(3,034,991)	-	(6,129,706)

Central administration costs	-	-	2,823,329	2,823,329
Other gains and losses	633,144	1,443	(2,170,745)	(1,536,158)
Finance costs	14,423	327	197,528	212,278
Loss before tax	(3,742,282)	(3,036,761)	(850,112)	(7,629,155)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Discontinued operations	1,022,905	-	(82,045)	940,860
Non-controlling interest in net loss	-	-	(43,874)	(43,874)
Net loss	(2,719,377)	(3,036,761)	(976,031)	(6,732,169)

The following is an analysis of the Company’s revenue and results by reportable segment for the six months ended February 28, 2022:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	1,027,450	20,484,963	-	21,512,413

Results
Segment loss	(6,181,608)	(5,016,906)	-	(11,198,514)

Central administration costs	-	-	5,574,546	5,574,546
Other gains and losses	1,639,596	(200)	(9,425,311)	(7,785,915)
Finance costs	27,828	702	394,404	422,934
Income (loss) before tax	(7,849,032)	(5,017,408)	3,456,361	(9,410,079)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	1,585,165	-	(192,137)	1,393,028
Non-controlling interest in net loss	-	-	(68,638)	(68,638)
Net income (loss)	(6,263,867)	(5,017,408)	3,195,586	(8,085,689)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended February 28, 2021:

Three months ended	Gaming	Media	Corporate and Other	Aug 31, 2020 Total
	$	$	$	$
Revenue
External sales	504,001	7,195,406	-	7,699,407

Results
Segment loss	(1,394,913)	(2,232,357)	-	(3,627,270)

Central administration costs	-	-	1,966,445	1,966,445
Other gains and losses	(11,537)	2,808,032	11,158,799	13,955,294
Finance costs	36,657	325,054	202,193	563,904
Loss before tax	(1,420,033)	(5,365,443)	(13,327,437)	(20,112,913)
Income tax	-	-	-	-
Gain (Loss) for the year from:
Share of net loss of associate	-	-	(37,244)	(37,244)
Discontinued operations	(710,597)	-	(517,151)	(1,227,748)
Non-controlling interest in net loss	-	-	30,640	30,640
Net loss	(2,130,630)	(5,365,443)	(13,851,192)	(21,347,265)

The following is an analysis of the Company’s revenue and results by reportable segment for the six months ended February 28, 2021:

	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	766,987	13,898,856	-	14,665,843

Results
Segment loss	(3,394,059)	(3,624,952)	-	(7,019,011)

Central administration costs	-	-	4,761,079	4,761,079
Other gains and losses	(13,889)	2,804,339	7,830,934	10,621,384
Finance costs	77,913	512,044	363,721	953,678
Loss before tax	(3,458,083)	(6,941,335)	(12,955,734)	(23,355,152)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	(103,930)	(103,930)
Discontinued operations	(2,377,419)	-	(1,571,867)	(3,949,286)
Non-controlling interest in net loss	-	-	61,670	61,670
Net loss	(5,835,502)	(6,941,335)	(14,569,861)	(27,346,698)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2021
Assets	64,943,049	2,519,798	67,462,847
Long-term assets	35,796,241	108,924	35,905,165

February 28, 2022
Assets	51,578,051	2,825,301	54,403,352
Long-term assets	32,040,683	5,882	32,046,565